SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Federally insured limit			$ 250,000
Cash balances in excess of federally insured limits			3,250,436	$ 12,301,085
Threshold to exceed for capitalization of expenditures			1,000
Loss on Impairment of intangible asset			5,313,640
Impairment of goodwill			740,912
Amortization expense	$ 165,027	$ 282,118	1,114,349	1,120,617
Research and development expenses	$ 58,021	$ 2,387,731	$ 4,319,165	17,406,869
Vesting term	10 years		10 years
Net Operating losses			$ 68,651,969	$ 62,353,148
US corporate tax rate (in percent)			35.00%
Previously US corporate tax rate (in percent)			21.00%
Potentially dilutive (warrants and options) excluded from computation diluted loss per share	0			150,897
Cash and cash equivalents	$ 3,110,441		$ 3,750,436	$ 12,801,085